CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Products	$ 0	$ 0	$ 0	$ 82,000	$ 82,000	$ 569,179
Services	923,251	2,052,817	3,007,866	6,063,465	7,754,579	9,460,400
Total Revenues	923,251	2,052,817	3,007,866	6,145,465	7,836,579	10,029,579
COST OF SALES:
Products	0	0	0	27,882	27,882	437,958
Services					6,198,814	7,364,217
Total Costs of Sales	739,513	1,691,539	1,783,343	4,493,929	6,226,696	7,802,175
Gross profit	183,738	361,278	1,224,523	1,651,536	1,609,883	2,227,404
OPERATING EXPENSES:
Sales and marketing					0	20,281
Professional	375,536	249,989	1,419,199	894,615	1,258,521	1,493,467
Payroll and related	455,063	572,574	1,478,320	1,823,527	2,423,497	2,624,667
General and administrative	587,831	489,663	1,418,044	1,358,560	1,682,212	2,362,560
Research and development	0	0	0	1,750,000	1,750,000	0
Impairment of goodwill and long-lived assets					7,283,276	993,942
Depreciation	0	150,454	2,454	448,943	583,968	682,111
Amortization	0	164,057	0	492,171	656,228	728,192
Servicess	739,513	1,691,539	1,783,343	4,466,047
Total operating expenses	1,418,430	1,626,737	4,318,017	6,767,816	15,637,702	8,905,220
Loss from operations	(1,234,692)	(1,265,459)	(3,093,494)	(5,116,280)	(14,027,819)	(6,677,816)
OTHER INCOME (EXPENSE)
Derivative expense					(650,071)	(3,536,901)
Loss (gain) on debt extinguishment					(2,248,092)	8,470,939
Interest expense	(412,735)	(426,265)	(1,340,412)	(4,705,548)	(4,761,551)	(2,637,132)
Other income loss, net					62,387	285,403
Total other income (expense)	743,404	20,440	(125,658)	(6,236,664)	(7,722,101)	2,582,309
Net loss before income taxes	(491,288)	(1,245,019)	(3,219,152)	(11,352,944)	(21,749,920)	(4,095,507)
Income taxes					0	0
Net loss before non-controlling interests	(257,548)	(1,245,019)	(3,093,608)	(11,352,944)	(21,749,920)	(4,095,507)
Net loss attributable to non-controlling interests	84,632	(16,156)	37,627	(6,633)	119,777	76,614
Deemed dividend related to modification of series A Preferred Stock	0	(39,866,742)	0	(39,866,742)	(39,866,742)	0
Net loss non-controlling interests					21,630,143	(4,018,893)
Net loss attributable to TPT Global Tech, Inc. Shareholders	$ (342,180)	$ (41,095,605)	$ (3,131,235)	$ 51,213,053	$ (61,496,885)	$ (4,018,893)
Loss per common share-basic and diluted					$ (0.06)	$ (0.00)
Weighted-average common shares outstanding-basic and diluted	1,810,916,794	950,225,974	1,681,251,378	932,094,683	980,582,964	889,406,311
Derivative gain (expense)	$ 1,015,764	$ 102,903	$ 367,881	$ 491,301	$ 650,071	$ 3,536,901
Gain (loss) on debt extinguishment	133,850	397,008	(466,380)	1,970,030	2,248,092	(8,470,939)
Other income (expense)	6,525	(53,206)	380,493	(52,387)
Income taxes	0	0	0	0	$ 0	$ 0
Net loss from continuing operations	(491,288)	(1,245,019)	(3,219,152)	(11,352,944)
Discontinued operations:
Gain on disposal of discontinued operations	126,101	0	126,101	0
Net (loss) from discontinued operations	107,639	0	(557)	0
Net income from discontinued operations	233,740	0	125,544	0
NET LOSS BEFORE NON-CONTROLLING INTERESTS	$ (257,548)	$ (1,245,019)	$ (3,093,608)	$ (11,352,944)
Loss per common share- Basic and diluted:
Continuing operations	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.06)
Discontinued operations	0.00	0	0.00	0
Loss per common share- Basic and diluted	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.06)